LEASES (Tables)	9 Months Ended
Sep. 30, 2019
Lessee Disclosure [Abstract]
Schedule of Future Lease Payments of Operating Leases

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases, including the extended term are as follows:

YEARS ENDING
DECEMBER 31,	AMOUNT

2019	$32,432
2020	195,574
2021	201,501
2022	207,563
2023	213,781
2024	182,624
1,033,475
Less discounted interest	(148,381)

TOTAL	$885,094